Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Raw materials	$ 2,130.6	$ 1,585.8
Work in progress	84.1	71.2
Finished goods	135.6	40.0
Current inventories	$ 2,350.3	$ 1,697.0